Debt	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Debt
Debt
As of June 30, 2016 and December 31, 2015, the Company had the following principal amounts of debt outstanding:

(In $ millions)	June 30, 2016	December 31, 2015
External debt agreements
Amended Senior Secured Credit Facilities	$2,880.9	$2,894.7
$1,450 Senior Secured Credit Facility	362.3	382.6
$420 West Polaris Facility	297.0	315.0
Sub-total external debt	$3,540.2	$3,592.3
Less current portion of long-term external debt	(105.1)	(105.3)
Long-term external debt	$3,435.1	$3,487.0

Related party debt agreements
Rig Financing and Loan Agreements
West Vencedor Loan Agreement	$49.4	$57.5
$440 Rig Financing Agreement	129.0	139.0
Sub-total Rig Financing and Loan Agreements	$178.4	$196.5

Other related party debt
$109.5 T-15 vendor financing facility	$—	$109.5
Total related party debt	$178.4	$306.0
Less current portion of related party debt	(36.3)	(145.8)
Long-term related party debt	$142.1	$160.2

Total external and related party debt	$3,718.6	$3,898.3

Outstanding external debt as of June 30, 2016
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total External Debt
Current portion of long-term external debt	$105.1	$(11.3)	$93.8
Long-term external debt	3,435.1	(42.2)	3,392.9
Total	$3,540.2	$(53.5)	$3,486.7

Outstanding external debt as of December 31, 2015
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total External Debt
Current portion of long-term external debt	$105.3	$(11.5)	$93.8
Long-term external debt	3,487.0	(46.6)	3,440.4
Total	$3,592.3	$(58.1)	$3,534.2

The outstanding external and related party debt as of June 30, 2016 is repayable as follows:

(In US$ millions)	As of June 30,
2017	$141.4
2018	754.3
2019	29.0
2020	29.0
2021	2,764.9
2022 and thereafter	0.0
Total outstanding debt	$3,718.6

The significant developments relating to the Company's debt after December 31, 2015 are explained below.

The Company's facilities and related party loan agreements include financial and non-financial covenants applicable to the Company and Seadrill Limited ("Seadrill"). A description of the Company's borrowings including a list of these covenants are contained in Note 11 to the related notes of the audited 2015 financial statements included in the Company's annual report on Form 20-F for the year ended December 31, 2015, filed with the SEC on April 28, 2016.

April 2016 Amendments to Senior Secured Credit Facilities

On April 28, 2016, we agreed to certain covenant amendments in relation to our three secured credit facilities where both Seadrill Partners and Seadrill are guarantors. This forms part of a broader financing plan being negotiated between Seadrill, our largest unitholder, and its banking group. We have consented to these amendments on the grounds that they are beneficial to Seadrill Partners. Seadrill Partners' involvement in the broader Seadrill Limited refinancing is limited to these three facilities which may form part of the package being discussed. Alternatively, these facilities may be refinanced through other means.

The key terms and conditions of these agreements that affect the Company's $1,450 million Senior Secured Credit Facility, $440 million Rig Financing Agreement and the $420 million West Polaris Facility are as follows:

Key amendments and waivers:

•
Equity ratio: Seadrill is required to maintain a total equity to total assets ratio of at least 30.0%. Prior to the amendment, both total equity and total assets were adjusted for the difference between book and market values of drilling units, as determined by independent broker valuations. The amendment removes the need for the market value adjustment from the calculation of the equity ratio until June 30, 2017.

•
Leverage ratio: Seadrill is required to maintain a ratio of net debt to EBITDA. Prior to the amendment the leverage ratio had to be no greater than 6.0:1, falling to 5.5:1 from October 1, 2016, and falling again to 4.5:1 from January 1, 2017. The amendment retains the ratio at 6.0:1 until December 31, 2016, and then increases to 6.5:1 between January 1, 2017 and June 30, 2017.

•
Minimum-value-clauses: Seadrill’s secured bank credit facilities contain loan-to-value clauses, or minimum-value-clauses (“MVC”), which could require Seadrill to post additional collateral or prepay a portion of the outstanding borrowings should the value of the drilling units securing borrowings under each of such agreements decrease below required levels. Subject to compliance with the terms of the amendment, this covenant has been suspended until June 30, 2017.

•
Minimum Liquidity: Seadrill has previously been required to maintain a minimum of $150 million of liquidity. This has been reset to $250 million until June 30, 2017 in consideration for the above amendments.

Additional undertakings:

•	Further process:

•
Seadrill has agreed to consultation, information provision and certain processes in respect of further discussions with its lenders under its senior secured credit facilities, including agreements in respect of progress milestones towards the agreement of, and implementation plan in respect of, a comprehensive financing package.

•
In addition Seadrill has agreed to certain additional restrictions which will apply during this process. Such restrictions shall apply to Seadrill and its consolidated subsidiaries only and therefore are not binding on the Company and its subsidiaries.

As of June 30, 2016, the Company and Seadrill were in compliance with all covenants.

$109.5 T-15 Vendor Financing Facility
On May 13, 2016, the $109.5 million loan agreement with Seadrill relating to the acquisition of the T-15 was repaid at maturity.